CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDER'S EQUITY / (DEFICIT) (USD $)	Preferred stock	Common Stock	Additional Paid-In Capital	Members' Equity	Accumulated Deficit	Total
Beginning Balance, Amount at Dec. 29, 2010
Beginning Balance, Shares at Dec. 29, 2010
Contributed Capital				480		480
Net loss				34		34
Ending Balance, Amount at Nov. 30, 2011				514		514
Ending Balance, Shares at Nov. 30, 2011
Net income for the period from December 1, 2011 to January 31, 2012				311	(311)
Member's equity converted to stock, Shares		200,000
Member's equity converted to stock, Amount		200	280	(480)
Net assets transferred to Corporation				(345)	345
Issuance of common stock to founder for services rendered at $.001 per share, Shares		8,000,000
Issuance of common stock to founder for services rendered at $.001 per share, Amount		8,000	11,200			19,200
Common stock issued for services at $.0024 per share, Shares		200,000
Common stock issued for services at $.0024 per share, Amount		200	280			480
Common stock sold for cash at $.01 per share, Shares		750,000				75,000
Common stock sold for cash at $.01 per share, Amount		750	6,750			7,500
Net loss					(28,732)	(28,732)
Ending Balance, Amount at Nov. 30, 2012		9,150	18,510			(28,698)
Ending Balance, Shares at Nov. 30, 2012		9,150,000
Net loss					(40,421)	(40,421)
Ending Balance, Amount at Nov. 30, 2013		$ 9,150	$ 18,510		$ (69,119)	$ (41,459)
Ending Balance, Shares at Nov. 30, 2013		9,150,000